FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Assets and Liabilities at Fair Value on a Recurring Basis

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$18,148	$-	$18,148

Total financial assets	$-	$18,148	$-	$18,148
Liabilities:
Warrants (1)	$-	$-	$240	$240

Total financial liabilities	$-	$-	$240	$240

The below table sets forth the Company’s assets and liabilities that were measured at fair value as of December 31, 2022 by level within the fair value hierarchy:

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$49,521	$-	$49,521

Total financial assets	$-	$49,521	$-	$49,521
Liabilities:
Warrants (1)	$-	$-	$720	$720

Total financial liabilities	$-	$-	$720	$720

Summary of the Binomial (Lattice) Valuation Model Assumptions used to Record the Fair Value of the Warrants
	Year ended December 31,
	2023	2022	2021
Balance at the beginning of the period	$720	$1,639	$-
Private warrants liability assumed in Transactions	-	-	7,291
Change in fair value of warrants liability	(472)	(890)	(1,216)
Reclassification of warrants liability to equity	(8)	(29)	(4,436)
Balance at the end of the year	$240	$720	$1,639

Summary of Change in the Level 3 Warrant Liability
	December 31,
	2023	2022
Fair value determined per warrant	$0.53	$1.57
Expected volatility	95%	92.5%
Expected annual dividend yield	0%	0%
Expected term (years)	2.3	3.3
Risk-free rate	4.2%	4.2%